Organization and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Organization and Summary of Significant Accounting Policies [Line Items]
Services pursuant to contracts term (in months)	12 months
Support services term (in months)	12 months
Additional charges	$ 0
Salvage value assigned to property and equipment	$ 0
Customer relationships
Organization and Summary of Significant Accounting Policies [Line Items]
Intangible assets amortization period (in years)	8 years
Building
Organization and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	30 months
Property Improvements
Organization and Summary of Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	10 years
Minimum
Organization and Summary of Significant Accounting Policies [Line Items]
Performance period of long-term projects (in months)	3 months
Estimated useful lives (in years)	3 years
Minimum | Proprietary rights developed technology and amortizable trade names
Organization and Summary of Significant Accounting Policies [Line Items]
Intangible assets amortization period (in years)	10 years
Minimum | Patents
Organization and Summary of Significant Accounting Policies [Line Items]
Intangible assets amortization period (in years)	8 years
Maximum
Organization and Summary of Significant Accounting Policies [Line Items]
Performance period of long-term projects (in months)	12 months
Lease term (in years)	1 year	1 year
Estimated useful lives (in years)	7 years
Maximum | Proprietary rights developed technology and amortizable trade names
Organization and Summary of Significant Accounting Policies [Line Items]
Intangible assets amortization period (in years)	15 years
Maximum | Patents
Organization and Summary of Significant Accounting Policies [Line Items]
Intangible assets amortization period (in years)	10 years
Seamap
Organization and Summary of Significant Accounting Policies [Line Items]
Customers warranty against defects (in months)	3 months
Klein
Organization and Summary of Significant Accounting Policies [Line Items]
Customers warranty against defects (in months)	12 months